Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8.    SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2023, up through the date the Company issued the financial statements.

On October 4, 2023, the Company completed its transfer of $75,000, received from the Sponsor in September, from the working capital account into the Trust Account to fund the monthly extension fee.

On November 1, 2023, the Company entered into a loan agreement with the Lender in the principal amount of up to $335,000 on an unsecured basis and bearing no interest (the “Sixth Eternal Loan”). The Sixth Eternal Loan was available to be drawn down from November 1, 2023 and its maturity date is the earlier of August 1, 2024 or the date of the initial Business Combination of the Company.

On November 1, 2023, the Company and the Lender entered into an agreement (the “Eternal Loan Amendment”) to amend the Second and Third Eternal Loans to state that the final repayment date of the loans shall be the earlier of March 31, 2024 or the date of the consummation of the initial Business Combination of the Company and the Fourth Eternal Loan was amended to state that the final repayment date of the loans shall be the earlier of March 31, 2025 or the date of the consummation of the initial Business Combination of the Company. In addition, the Eternal Loan Amendment requires that in the event that Company does not repay each of the Second Eternal Loan, Third Eternal Loan, Fourth Eternal Loan, and Fifth Eternal Loan within 30 days of the consummation of the initial business combination of the Company, the Company will pay an interest of five percent (5%) per month to the Lender until the date of repayment of each loan.

On November 3, 2023, the Company issued an amended and restated promissory note (the “Amended and Restated Extension Note”) to amend and restate the Extension Note to state that if principal balance pursuant to the Extension Note is not paid to the Sponsor within five business days of the maturity date of the loan, interest shall accrue on the unpaid principal balance of the Extension Note at a rate of five percent (5%) per month until the Extension Note is fully repaid.

NOTE 8.    SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2023, up through the date the Company issued the financial statements.

On January 2, 2024, the Company received a transfer from the Sponsor in the amount of $203,409. This transfer constitutes an additional borrowing beyond the initial terms of the Sixth Eternal Loan.